PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks 99.9%
Biotechnology 28.1%
AbbVie, Inc.	224,370	$32,973,415
ACELYRIN, Inc.*(a)	147,119	3,726,524
Apellis Pharmaceuticals, Inc.*(a)	1,576,215	66,532,035
Arcutis Biotherapeutics, Inc.*(a)	1,545,401	13,197,725
Argenx SE (Netherlands), ADR*	128,436	64,537,806
Ascendis Pharma A/S (Denmark), ADR*(a)	78,854	7,729,269
BioMarin Pharmaceutical, Inc.*	345,597	31,580,654
Cabaletta Bio, Inc.*(a)	908,083	12,858,455
Crinetics Pharmaceuticals, Inc.*	460,388	7,973,920
Karuna Therapeutics, Inc.*	45,811	8,601,474
Krystal Biotech, Inc.*	136,085	16,939,861
Mineralys Therapeutics, Inc.*	242,942	3,119,375
Neurocrine Biosciences, Inc.*	242,478	26,403,430
Prothena Corp. PLC (Ireland)*(a)	33,682	1,779,083
Savara, Inc.*	2,334,900	8,452,338
Seagen, Inc.*	116,546	24,016,634
Syndax Pharmaceuticals, Inc.*	573,848	10,621,927
Vaxcyte, Inc.*	607,402	31,536,312
Vertex Pharmaceuticals, Inc.*	224,989	78,372,668
Xenon Pharmaceuticals, Inc. (Canada)*	126,249	4,921,186
		455,874,091
Health Care Services 1.5%
Guardant Health, Inc.*	279,700	10,930,676
R1 RCM, Inc.*(a)	745,530	12,852,937
		23,783,613
Health Care Equipment 17.2%
Axonics, Inc.*	140,777	8,066,522
Baxter International, Inc.	310,858	12,620,835
Becton, Dickinson & Co.	235,363	65,772,190
Boston Scientific Corp.*	812,823	43,843,673
CONMED Corp.	67,686	7,544,282
Dexcom, Inc.*	218,388	22,052,820
GE HealthCare Technologies, Inc.	308,411	21,727,555
Intuitive Surgical, Inc.*	128,338	40,128,726
Stryker Corp.	168,510	47,781,010
Tandem Diabetes Care, Inc.*	303,119	8,293,336
		277,830,949

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Supplies 1.9%
Cooper Cos., Inc. (The)	83,312	$30,824,607
Health Care Technology 1.0%
Phreesia, Inc.*	576,129	16,402,393
Life Sciences Tools & Services 6.3%
Danaher Corp.	97,961	25,959,665
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	1,308,995	13,535,008
QIAGEN NV*	631,160	28,711,468
Thermo Fisher Scientific, Inc.	60,254	33,567,504
		101,773,645
Managed Health Care 12.4%
Humana, Inc.	118,212	54,570,205
UnitedHealth Group, Inc.	306,801	146,215,221
		200,785,426
Pharmaceuticals 31.5%
AstraZeneca PLC (United Kingdom), ADR	1,007,996	68,362,289
Bristol-Myers Squibb Co.	905,445	55,820,684
Catalent, Inc.*(a)	91,211	4,557,814
Cymabay Therapeutics, Inc.*	1,122,754	15,437,867
Eli Lilly & Co.	306,102	169,641,728
Intra-Cellular Therapies, Inc.*	104,098	5,779,521
Marinus Pharmaceuticals, Inc.*	1,259,998	8,958,586
Merck & Co., Inc.	1,053,033	114,759,536
Novo Nordisk A/S (Denmark), ADR	252,564	46,880,930
Structure Therapeutics, Inc., ADR*(a)	260,237	7,336,081
Verona Pharma PLC (United Kingdom), ADR*(a)	699,240	13,586,233
		511,121,269

Total Common Stocks (cost $1,076,287,547)		1,618,395,993

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2023 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Biotechnology
Aileron Therapeutics, Inc., Private Placement, expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f) (cost $116,418)	44,776	$—

Total Long-Term Investments (cost $1,076,403,965)		1,618,395,993

	Shares
Short-Term Investments 2.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	6,019,873	6,019,873
PGIM Institutional Money Market Fund (cost $40,743,092; includes $40,522,962 of cash collateral for securities on loan)(b)(wi)	40,801,358	40,780,957

Total Short-Term Investments (cost $46,762,965)		46,800,830

TOTAL INVESTMENTS 102.8% (cost $1,123,166,930)		1,665,196,823
Liabilities in excess of other assets (2.8)%		(44,866,075)

Net Assets 100.0%		$1,620,330,748

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,928,612; cash collateral of $40,522,962 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $116,418. The aggregate value of $0 is 0.0% of net assets.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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